Excelsior Institutional Trust
6 St. James Avenue
Boston, MA 02116
(617) 423-0800


October 11, 1995


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  Excelsior Institutional Trust (the "Registrant")
     File No. 33-78264
     Statement of Additional Information dated October 2, 1995 for Excelsior Institutional Equity Fund,
     Excelsior Institutional Income Fund,
     Excelsior Institutional Total Return Bond Fund,
     Excelsior Institutional Equity Index Fund,
     Excelsior Institutional Bond Index Fund,
     Excelsior Institutional Small Capitalization Fund,
     Excelsior Institutional Balanced Fund,
     Excelsior Institutional Equity Growth Fund,
     Excelsior Institutional Value Equity Income Fund and
     Excelsior Institutional International Equity Fund (the "Funds"), Each a Series of Shares of the Registrant

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned Statement of Additional Information that would have been filed by the Registrant on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of post-effective amendment number 4 to the Registrant's registration statement on Form N-1A (File No. 33-78264) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement and was filed electronically on October 2, 1995.

Please direct any comments or questions concerning this certificate to the undersigned at (617) 423-0800.

Very truly yours,

EXCELSIOR INSTITUTIONAL TRUST

By:  /s/ Andres E. Saldana
     _____________________
     Andres E. Saldana
     Assistant Secretary